Income Taxes - Additional Information (Details) $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Taxes [Line Items]
Effective profit tax rate		(0.05%)	11.43%	11.43%	6.35%
Net income/(loss)		$ (13,485,152)	$ 1,934,898		$ 6,149,867
Tax loss carryforwards		3,661,528	$ 3,706,113
Carryforwards period for net operating losses under The EIT law			5 years	5 years
Valuation allowance		$ 2,971,506	$ 3,039,926		1,139,566	$ 2,129,655
Domestic
Income Taxes [Line Items]
Valuation allowance					$ 1,413,831
Hong Kong Profits Tax
Income Taxes [Line Items]
Effective profit tax rate			8.25%	8.25%	16.50%
Net income/(loss)				$ 2.0
Effective profit tax rate for remainder of the taxable income			16.50%	16.50%
PRC Enterprise Income Tax
Income Taxes [Line Items]
Effective profit tax rate	25.00%	25.00%
Income tax effective date		Jan. 01, 2008
Withholding income tax rate on dividends distributed by foreign investment enterprise		10.00%
Minimum withholding tax rate recognized dividend from FIE		25.00%
PRC Enterprise Income Tax | Maximum
Income Taxes [Line Items]
Withholding tax rate		5.00%